GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 639,436	$ 1,397,892	$ 1,862,361	$ 1,205,342	$ 2,037,329	$ 3,067,704	$ 3,848,143	$ 8,171,232
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation					$ 388,915	$ 633,591	1,706,636	$ 6,795,445
[custom:OperatingLosses]							$ 1,300,000